Finance (expense)/income, net	12 Months Ended
Mar. 31, 2018
Finance expense income [Abstract]
Finance (expense)/income, net
25. Finance (expense)/income, net

Finance (expense)/income, net consists of the following:

	For the Year Ended March 31,
	2018		2017		2016
Interest income	Rs.	540	Rs.	558	Rs.	1,399
Dividend and profit on sale of other investments(1)		2,270		956		852
Foreign exchange gain		87		73		-
Finance income (A)	Rs.	2,897	Rs.	1,587	Rs.	2,251
Interest expense	Rs.	(788)	Rs.	(634)	Rs.	(826)
Foreign exchange loss(2)		(29)		(147)		(4,133)
Finance expense (B)	Rs.	(817)	Rs.	(781)	Rs.	(4,959)
Finance (expense)/income, net [(A)+(B)]	Rs.	2,080	Rs.	806	Rs.	(2,708)

(1)
Profit on sale of other investments primarily represents amounts reclassified from other comprehensive income to the consolidated income statement on redemption of the Company’s “available for sale” financial instruments.

(2)
Includes the foreign exchange losses related to the Company’s Venezuela operations of Rs.37, Rs.41 and Rs.4,621 for the year ended March 31, 2018, 2017 and 2016 respectively. Refer to Note 38 of these consolidated financial statements for further details.